ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Movement of allowance for doubtful accounts (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivables, current
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
At beginning of year	¥ 685,231	¥ 584,127	¥ 323,071
Addition	257,924	181,771	394,285
Reversal	(113,745)	(76,956)	(114,770)
Write off		(3,711)	(18,459)
At end of year	829,410	685,231	584,127
Accounts receivables, non current
ACCOUNTS RECEIVABLE, NET - THIRD PARTIES
At beginning of year	¥ 0	0	562
Reversal		0	(562)
At end of year		¥ 0	¥ 0